Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 9 – Subsequent Events

Arena Investors

Subsequent to June 30, 2019, the Company entered into a securities purchase agreement (the “Arena Purchase Agreement”) with Arena Investors LP (“Arena”) pursuant to which Arena has agreed to acquire 5,500,000 shares of Series A preferred stock, par value $0.01 per share, of the Company, a warrant for the purchase of 6,000,000 shares of common stock, par value $0.001 per share, of the Company (the “Arena Warrant”) and a convertible promissory note of the Company in the principal amount of $500,000 (the “Arena Note”), in consideration of a payment by Arena to the Company of an aggregate of $5,400,000. The closing of the Arena Purchase Agreement is subject to, among other things, approval by the shareholders of the Company of the Arena Purchase Agreement and the transactions contemplated thereby, the concurrent execution of an underwriting agreement with regard to a public offering of the Company’s securities with gross proceeds to the Company of at least $7,500,000 (the “Public Offering”) and approval by the Nasdaq Stock Market of the Company’s pending listing application with respect to its shares of common stock. The number of shares of common stock subject to the Arena Warrant is subject to adjustment for the Company’s contemplated reverse stock split in connection with the Public Offering.

The shares of Series A preferred stock will be convertible, at the option of Arena, into shares of common stock of the Company at a conversion price generally equal to 75% of the public offering price for the common stock, or units of common stock and warrants, as the case may be, offered pursuant to the Public Offering, except that, with respect to any shares of Series A preferred stock that are outstanding as of the 18 month anniversary of the closing date of the Arena Purchase Agreement (or earlier under certain circumstances), the conversion price will be, if lower, 85% of the market price of the shares of common stock of the Company as of such anniversary date (or such earlier date) (but in no event less than $0.10 per share, subject to adjustment for reverse stock splits and the like). The shares of Series A preferred stock will carry a 12% cumulative dividend and will be redeemable at the Company’s option, subject to certain conditions, provided that the Company pays a redemption premium of 25%. In the event of a liquidation, dissolution or winding-up of the Company, the holders of the Series A preferred stock will be entitled to receive the stated value of the shares of $5,500,000, plus any accrued and unpaid dividends, before any distribution is made to the holders of common stock or other junior securities. Except as required by law, the holders of the Series A preferred stock will not have any voting rights.

The Arena Warrant will be exercisable for a period of three years at an exercise price per share generally equal to the lesser of 125% of the conversion price for the shares of Series A preferred stock or 100% of the exercise price of any warrants included as part of units offered pursuant to the Public Offering (the “Public Warrants”). In the event the ratio of the number of shares of common stock issuable pursuant to the Public Warrants to the number of shares of common stock included as part of such units is greater than one-to-one, then the number of shares of common stock of the Company underlying the Arena Warrant will be proportionately increased. Arena will be able to exercise the Arena Warrant on a cashless basis if, as of the six month anniversary of the closing date, the shares of common stock underlying the Arena Warrant are not then registered for resale pursuant to an effective registration statement filed with the Securities and Exchange Commission (the “SEC”).

The Arena Note will provide for an 18-month maturity date (subject to extension in the event any shares of Series A preferred stock are outstanding as of such date) and interest at the rate of 12% per annum. The principal amount of the Arena Note will be convertible into shares of Series A preferred stock of the Company at a ratio of one share of Series A preferred stock for each dollar of indebtedness converted. The Company will have the right to prepay the Arena Note, subject to certain conditions, provided that the Company pays a 30% prepayment premium and concurrently redeems any outstanding shares of Series A preferred stock. The payment of the Arena Note will be secured by the grant by the Company of a security interest in its tangible and intangible assets.

In connection with the Arena Purchase Agreement, the Company will enter into a separate registration rights agreement with Arena at closing pursuant to which the Company will agree to undertake to file a registration statement with the SEC to register the resale of the shares underlying the Series A preferred stock and the Arena Warrant. Arena has agreed to enter into a lock-up agreement with the representative of the underwriters of the Public Offering pursuant to which it will agree that it will not sell publicly any shares of common stock of the Company for a period of 135 days following the Public Offering unless the closing price of the shares of common stock of the Company equals or exceeds, for a period of five consecutive trading days, 150% of the public offering price for the securities offered pursuant to the Public Offering. If the Company fails to file the registration statement with the SEC within 50 days following the Public Offering or have it declared effective by the SEC within 135 days following the Public Offering, or if the Company fails to maintain the effectiveness of the registration statement until all of such shares of common stock have been sold or are otherwise able to be sold pursuant to Rue 144 under the Securities Act of 1933, as amended, without any volume or manner of sale restrictions, then the Company will be obligated to pay to Arena liquidated damages equal to 1% per month of the aggregate amount paid by Arena for its securities (subject to an 8% cap), until such events are satisfied.

Notes Payable

Subsequent to June 30, 2019, the Company issued convertible promissory notes in the aggregate principal amount of $1,792,938 to certain lenders for aggregate cash proceeds of $1,666,000. The difference of $126,938 was recorded as a debt discount and will be amortized over the terms of the respective notes. The convertible notes bear interest at a rate of 12% per annum, payable at maturity, with original maturity dates ranging from December 2019 to August 2020. The notes are convertible as follows: (i) $810,000 of aggregate convertible notes and the respective accrued interest are convertible into shares of the Company’s common stock at the election of the holder after the 180th day following the issue date at a conversion price generally equal to 58% of the fair value of the Company’s common stock, (ii) $917,938 of aggregate convertible notes are convertible at either a fixed price of $0.25, $1.00 or $2.00 per share, depending on the note, for the first six months following the respective issue date, and thereafter at a conversion price generally equal to 58% of the fair value of the Company’s stock, subject to adjustment, until the respective note has been paid in full, and (iii) $65,000 of aggregate convertible notes are convertible into shares of common stock of the Company at a conversion price of $0.50 per share, subject to adjustment, and five-year warrants to purchase common stock of the Company in the same ratio. The warrants provide for an exercise price of $0.75 per share, subject to adjustment. Convertible notes in the aggregate principal amount of $65,000 are mandatorily convertible into common stock of the Company and warrants to purchase common stock of the Company in the same ratio upon the completion of an underwritten public offering by the Company of its securities whereby the conversion price shall be equal to the lower of the respective original conversion price, or 75% of the offering price for the shares of common stock of the Company, or units of shares of common stock of the Company and warrants, sold pursuant to the Public Offering. In connection with the issuance of certain convertible promissory notes, the Company issued to the respective lenders warrants for the purchase of an aggregate of 130,000 shares of the Company’s common stock. The grant date fair value of the warrants will be recorded as a debt discount and will be amortized over the terms of the respective notes. In the event that the Company elects to prepay certain notes during the 180 period following the issue date, the holder will be entitled to receive a prepayment premium up to 35%, depending on the note, of the then outstanding principal balance plus accrued interest.

Subsequent to June 30, 2019, the Company, a director of the Company, and the Trust agreed that promissory notes held by the director and the Trust in the outstanding principal amounts of $175,000 and $500,000, respectively, will be exchanged for shares of common stock and warrants, as described below, in connection with the Public Offering. The exchange price for the indebtedness will be equal to 75% of the public offering price of the common stock, or units of common stock and warrants, as the case may be, offered pursuant to the Public Offering (the “Director/Trust Exchange Price”). The number of shares of common stock issuable pursuant to the warrants to be issued to the director and the Trust will be in the same ratio to the number of shares of common stock issued upon exchange of their indebtedness as the number of shares of common stock subject to the Public Warrants bears to the number of shares of common stock issued as part of the Public Offering units. The exercise price of the warrants to be issued to the director and the Trust will be 125% of the Director/Trust Exchange Price and the term of the warrants will be the same term as the Public Warrants. Concurrently with the exchange, the exercise prices of outstanding warrants held by the director and the Trust for the purchase of an aggregate of 1,377,842 shares of common stock of the Company will be reduced from between $1.50 and $4.00 per share to $0.75 per share and the expiration dates of such warrants will be extended from between December 2019 and March 2022 to December 2023. The exchange agreements will be submitted for approval by the shareholders of the Company. In the event that such shareholder approval is not obtained prior to the Public Offering, then, in connection with the Public Offering, the promissory notes held by the director and the Trust will be paid.

Subsequent to June 30, 2019, the holders of notes in the aggregate principal amount $1,053,102 entered into agreements with the Company pursuant to which the parties agreed that the maturity of the promissory notes held by such holders will be further extended to dates ranging between July 2019 to July 2020. Such notes in the aggregate amount of $1,025,000 will be exchanged for shares of common stock and warrants, as described below, in connection with the Public Offering. The exchange price for the indebtedness will be equal to the lesser of (i) 75% of the public offering price of the common stock, or units of common stock and warrants, as the case may be, offered pursuant to the Public Offering or (ii) $0.60 per share (subject to adjustment for reverse stock splits and the like) (the “Other Indebtedness Exchange Price”). The number of shares of common stock issuable pursuant to the warrants to be issued to such holders will be equal to the number of shares of common stock issuable to them upon conversion of the principal amount of their respective notes. The exchange price of the warrants to be issued to such holders will be the lesser of (i) 125% of the Other Indebtedness Exchange Price or (ii) $0.80 per share (subject to adjustment for reverse stock splits and the like).

Subsequent to June 30, 2019, the Company and certain lenders agreed to the exchange of convertible notes in the aggregate principal amount of $301,173 and aggregate accrued interest of $38,307 for an aggregate of 2,299,231 shares of the Company’s common stock at exchange prices ranging from $0.11 to $0.19 per share.

Subsequent to June 30, 2019, the Company repaid an aggregate principal amount of $1,152,750 of convertible notes payable, $85,078 of the respective aggregate accrued interest and an aggregate of $406,950 of prepayment premium

Note 12 – Subsequent Events

Stock Options

Subsequent to December 31, 2018, the Company issued a ten-year option to a certain Scientific Advisory Board member of the Company to purchase 70,000 shares of common stock of the Company at an exercise price of $1.00 per share. The option vests as follows: (i) an option for the purchase of 23,334 shares vested immediately, (ii) an option for the purchase of 23,333 shares will vest on the one-year anniversary of the issuance date, and (iii) an option for the purchase of 23,333 shares will vest on the two-year anniversary of the issuance date. The fair value of the option will be recognized over the vesting period.

Subsequent to December 31, 2018, the Board of Directors reduced the exercise price of outstanding stock options for the purchase of an aggregate of 4,631,700 shares of common stock of the Company (with exercise prices ranging between $1.00 and $4.70 per share) to $0.75 per share, which was the closing price for the Company’s common stock on the day prior to determination, as reported by the OTCQB market. The exercise price reduction related to options held by, among others, the Company’s directors, advisors and employees. The incremental value of the modified options compared to the original options, both valued as of the respective modification date, will be recognized over the vesting term of the options.

Consulting Agreement

Subsequent to December 31, 2018, the Company and a consultant agreed to further extend a previously expired consulting agreement from January 2019 to December 2019. In connection with the extension, the Company issued to the consultant a five-year, immediately vested warrant for the purchase of 100,000 shares of the Company’s common stock at an exercise price of $1.00 per share.

Settlement Agreement

Subsequent to December 31, 2018, the Company entered into a settlement agreement with a certain consultant, pursuant to which $46,500 of previously recorded consulting fees were exchanged for 10,000 shares of the Company’s common stock and a $10,000 cash payment.

Common Stock and Warrant Offering

Subsequent to December 31, 2018, the Company issued 1,000,000 shares of common stock of the Company, a five-year immediately vested warrant to purchase 500,000 shares of common stock of the Company at an exercise price of $0.85 per share and a one-year immediately vested warrant to purchase 500,000 shares of common stock of the Company at an exercise price of $0.70 per share to an investor for gross proceeds of $600,000.

Notes Payable

Subsequent to December 31, 2018, the Company issued a convertible promissory note in the principal amount of $450,000 to certain related parties. The convertible note bears interest at the rate of 15% per annum, payable at maturity, with an original maturity date in August 2019. The note is convertible, at the option of the lenders, into shares of common stock of the Company at a conversion price of $0.60 per share, subject to adjustment, and a five-year warrant for the purchase of a number of shares equal to the number of shares issued upon the conversion of the principal amount of the note. The warrant provides for an exercise price of $0.80 per share, subject to adjustment.

Subsequent to December 31, 2018, the Company issued convertible promissory notes in the aggregate principal amount of $575,000 to certain lenders for aggregate cash proceeds of $575,000. The convertible notes bear interest at the rate of 15% per annum, payable at maturity, with original maturity dates in July 2019. Each note is convertible, at the option of the lender, into shares of common stock of the Company at a conversion price of $0.60 per share, subject to adjustment, and a five-year warrant for the purchase of a number of shares equal to the number of shares issued upon the conversion of the principal amount of the respective note. The warrant provides for an exercise price of $0.80 per share, subject to adjustment.

Subsequent to December 31, 2018, the Company issued convertible promissory notes in the aggregate principal amount of $2,205,000 for aggregate cash proceeds of $2,048,918. The convertible notes bear interest at rates ranging from 8% to 12% per annum, payable at maturity, with original maturity dates ranging between July 2019 to March 2020. The convertible notes are convertible as follows: (i) $805,000 of aggregate principal and the respective accrued interest is convertible into shares of the Company’s common stock at the election of the holder after the 180th day following the issue date at a conversion price generally equal to 58% of the fair value of the Company’s common stock, (ii) $170,000 of aggregate principal and the respective accrued interest is convertible into shares of the Company’s common stock at the election of the holder at any time immediately on or after the issue date until the 180th day following issuance at a conversion price equal to $0.25 per share or after the 180th day following issuance at a conversion price equal to 58% of the fair value of the Company’s common stock, and (iii) $1,230,000 of aggregate principal and the respective accrued interest is convertible into shares of the Company’s common stock at the election of the holder for the first six months at a fixed conversion price ranging from $1.00 to $2.00 per share, and thereafter, at a conversion price generally equal to 58% of the fair value of the Company’s common stock. In connection with the issuance of a certain convertible promissory note, the Company issued to the lender a five-year, immediately vested warrant for the purchase of 40,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The grant date fair value of the warrant will be recorded as a debt discount and will be amortized over the term of the note. In the event that the Company elects to prepay any of the respective notes during the first ninety-day period following the issue date, the holder is entitled to receive a prepayment premium of up to 30%, depending on the note, of the then outstanding principal balance plus accrued interest. In the event that the Company elects to prepay any of the notes during the second ninety-day period following the issue date, the holder is entitled to receive a prepayment premium of up to 35%, depending on the note, of the then outstanding principal balance plus accrued interest.

Subsequent to December 31, 2018, a certain lender to the Company acquired another promissory note issued by the Company in the outstanding amount of $148,014 (inclusive of accreted interest of $23,014) from a different lender to the Company. The Company exchanged the acquired note for a new convertible note in the principal amount of $148,014 which accrues interest at a rate of 12% per annum, payable on the maturity date in March 2020.

Subsequent to December 31, 2018, the Company and a certain related party agreed to extend the maturity date of a certain promissory note with a principal balance of $30,000 that was past maturity from December 2018 to December 2019.

Subsequent to December 31, 2018, the Company and a certain lender agreed to extend the maturity date of a certain promissory note with a principal balance of $125,000 that was past maturity from January 2019 to December 2019. In connection with the extension, the Company issued the lender 10,000 shares of the Company’s common stock. The issuance date fair value of the common stock will be recorded as debt discount and will be amortized over the term of the note.

Subsequent to December 31, 2018, the Company and certain lenders agreed to exchange an aggregate principal amount of $619,391 and aggregate accrued interest of $24,509 of certain convertible notes payable for an aggregate of 1,928,400 shares of the Company’s common stock at exchange prices ranging from $0.28 to $0.42 per share.

Subsequent to December 31, 2018, the Company repaid an aggregate principal amount of $1,065,000 of notes payable, $55,169 of the respective aggregate accrued interest and an aggregate of $134,636 of prepayment premiums.